PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5:-	PROPERTY AND EQUIPMENT

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2013	2012

Cost:
Demonstration and rental equipment	$-	$688
Research and development equipment	210	3,760
Manufacturing equipment	149	1,190
Office furniture and equipment	461	1,117
Leasehold improvements	418	434

	1,238	7,189
Accumulated depreciation:
Demonstration and rental equipment	-	671
Research and development equipment	146	3,694
Manufacturing equipment	77	1,171
Office furniture and equipment	378	1,021
Leasehold improvements	384	364

	985	6,921

	$253	$268

During 2013 and 2012 the Company recorded a reduction of $ 6,044 and $ 0, respectively to the cost and accumulated depreciation of fully depreciated equipment no longer in use.